Nov. 01, 2015
AC Alternatives™ Equity Market Neutral Fund

American Century Quantitative Equity Funds, Inc. Prospectus and Summary Prospectus Supplement AC Alternatives™ Equity Market Neutral Fund
Supplement dated November 1, 2015 ■ Prospectus and Summary Prospectus dated November 1, 2015

Important Notice Regarding Change in Investment Policy

Effective December 31, 2015, the following language replaces the fourth paragraph under Principal Investment Strategies on page 3 of the prospectus and page 2 of the summary prospectus:

Under normal market conditions, the fund will invest at least 80% of its net assets in equity investments.